Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 10, 2012
Disclosure of property, plant and equipment [text block] [Abstract]
Net exchange differences from translating from functional currency to presentation currency	$ (418,062)	$ (197,910)
Depreciation expense	378,430	939,601	$ 1,525,548
Impairment loss			$ (13,311,557)
Gross carrying amount of fully depreciated property, plant and equipment still in use	$ 88,764	$ 93,701
Revaluation surplus				$ 184,272